Liabilities (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Other current liabilities [Abstract]
Accrued warranty reserves	$ 489,000	$ 547,000
Other accrued liabilities	699,000	681,000
Other current liabilities, total	$ 1,188,000	$ 1,228,000